Expense Example - Militia Long/Short Equity ETF - Militia Long/Short Equity ETF Class	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 1,059
Expense Example, with Redemption, 3 Years	2,992
Expense Example, with Redemption, 5 Years	4,704
Expense Example, with Redemption, 10 Years	$ 8,173